Business Segments (Details) - Schedule of revenues and cost of goods sold from operation - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenues	$ 3,489,501	$ 4,131,639
Cost of Sales	1,939,628	2,408,045
Fertilizer sales [Member]
Segment Reporting Information [Line Items]
Revenues	3,038,749	3,721,181
Cost of Sales	1,681,224	2,176,053
Logistic [Member]
Segment Reporting Information [Line Items]
Revenues	450,752	410,338
Cost of Sales	258,404	231,903
Others [Member]
Segment Reporting Information [Line Items]
Revenues		120
Cost of Sales		$ 89